United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated Government Income Securities, Inc.

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount			Value
		U.S. Treasury – 23.4%
		U.S. Treasury Bonds – 6.3%
$3,750,000		4.375%, 5/15/2040	3,913,477
4,000,000		5.375%, 2/15/2031	4,869,375
9,250,000		6.000%, 2/15/2026	11,936,836
5,000,000		8.125%, 5/15/2021	7,389,453
		TOTAL	28,109,141
		U.S. Treasury Inflation-Protected Notes – 5.6%
7,055,650		0.500%, 4/15/2015	7,267,430
16,666,980		1.375%, 1/15/2020	17,787,626
		TOTAL	25,055,056
		U.S. Treasury Notes – 11.5%
2,500,000		0.875%, 4/30/2011	2,506,983
12,500,000		1.125%, 12/15/2012	12,661,132
4,000,000		2.250%, 5/31/2014	4,185,329
14,000,000		2.625%, 6/30/2014	14,826,601
5,000,000		3.500%, 5/15/2020	5,330,859
11,600,000		4.750%, 1/31/2012	12,196,312
		TOTAL	51,707,216
		TOTAL U.S. TREASURY (IDENTIFIED COST $99,167,250)	104,871,413
		GOVERNMENT AGENCIES – 10.9%
		Federal Home Loan Mortgage Corporation – 4.9%
13,000,000	[1]	3.000%, 7/28/2014	13,891,272
5,000,000		4.750%, 3/5/2012	5,268,693
2,500,000		5.625%, 11/23/2035	2,657,291
		TOTAL	21,817,256
		Federal National Mortgage Association – 6.0%
11,500,000		2.000%, 6/23/2014	11,583,620
10,000,000		3.000%, 9/29/2014	10,190,324
5,000,000		6.000%, 5/15/2011	5,130,767
		TOTAL	26,904,711
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $47,130,655)	48,721,967
		Mortgage-Backed Securities – 48.4%
		Federal Home Loan Mortgage Corporation – 28.1%
4,000,000	[2]	4.000%, 12/1/2040	4,050,073
43,528,881	[2]	4.500%, 4/1/2024 - 12/1/2040	45,219,665
34,334,242		5.000%, 2/1/2019 - 7/1/2040	36,419,653
28,460,487		5.500%, 4/1/2021 - 9/1/2038	30,637,411
1,886,782		6.000%, 4/1/2036	2,057,833
6,216,976		7.000%, 9/1/2030 - 4/1/2032	6,987,223
266,484		7.500%, 6/1/2012 - 12/1/2015	288,520
240,012		8.000%, 2/1/2031	272,075
		TOTAL	125,932,453
		Federal National Mortgage Association – 19.9%
10,000,000		3.500%, 12/1/2020	10,384,215
12,823,833		4.500%, 12/1/2019	13,611,805

Principal Amount			Value
$16,504,092		5.000%, 12/1/2023 - 7/1/2034	17,531,494
24,082,850		5.500%, 9/1/2034 - 4/1/2036	25,986,004
17,992,071		6.000%, 5/1/2016 - 11/1/2037	19,684,809
553,115		7.000%, 1/1/2031 - 3/1/2032	621,810
990,900		7.500%, 7/1/2028 - 2/1/2030	1,126,213
230,283		8.000%, 2/1/2030 - 1/1/2031	261,779
		TOTAL	89,208,129
		Government National Mortgage Association – 0.4%
149,483		5.500%, 12/20/2014 - 5/20/2018	164,452
99,435		6.000%, 12/15/2013 - 5/15/2024	109,116
49,164		6.500%, 9/15/2013 - 5/20/2016	52,265
192,464		7.000%, 4/20/2016 - 10/15/2028	215,861
153,828		7.500%, 7/15/2029 - 1/15/2031	173,821
27,305		8.000%, 6/15/2017	30,230
87,993		8.500%, 12/15/2029 - 2/15/2030	100,489
235,995		10.500%, 3/15/2016	269,192
131,886		11.000%, 7/15/2013 - 10/15/2019	154,506
388,191		12.000%, 5/15/2011 - 1/15/2016	431,066
122,569		12.500%, 10/15/2013 - 5/15/2015	138,144
17,653		13.000%, 3/15/2011 - 11/15/2014	19,854
		TOTAL	1,858,996
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $201,260,454)	216,999,578
		Collateralized Mortgage Obligations – 8.1%
1,629,270		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	1,581,867
4,985,057	[3]	Federal Home Loan Mortgage Corp. REMIC 3160 FD, 0.583%, 5/15/2036	4,968,929
2,621,695	[3]	Federal Home Loan Mortgage Corp. REMIC 3175 FE, 0.563%, 6/15/2036	2,611,477
1,181,933	[3]	Federal Home Loan Mortgage Corp. REMIC 3206 FE, 0.653%, 8/15/2036	1,180,252
839,495	[3]	Federal National Mortgage Association REMIC 2005-63 FC, 0.503%, 10/25/2031	833,124
2,573,835	[3]	Federal National Mortgage Association REMIC 2006-104 FY, 0.593%, 11/25/2036	2,567,850
1,683,806	[3]	Federal National Mortgage Association REMIC 2006-43 FL, 0.653%, 6/25/2036	1,682,545
3,578,804	[3]	Federal National Mortgage Association REMIC 2006-58 FP, 0.553%, 7/25/2036	3,567,160
2,733,994	[3]	Federal National Mortgage Association REMIC 2006-81 FB, 0.603%, 9/25/2036	2,728,404
1,469,437	[3]	Federal National Mortgage Association REMIC 2006-93 FM, 0.633%, 10/25/2036	1,465,498
2,145,683		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	2,073,910
3,506,674	[3]	Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.453%, 5/19/2047	2,002,345
3,374,474		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	3,184,273
1,815,681		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	1,841,831
3,453,927		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,212,634
1,721,562	[3]	Washington Mutual 2006-AR1, Class 2A1B, 1.412%, 1/25/2046	994,283
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $39,096,807)	36,496,382
		Commercial Mortgage-Backed Securities – 8.5%
		Commercial Mortgage – 8.5%
2,813,000		Bank of America Commercial Mortgage Inc., Class A3, 5.449%, 1/15/2049	2,939,348
2,710,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,784,536
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,807,210
3,930,000	[4,5]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,994,165
3,472,774	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	3,605,818
3,425,649	[4,5]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,430,057
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,298,966

Principal Amount			Value
$3,000,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043	3,216,306
2,425,000		Morgan Stanley Capital I 2007-IQ14, Class AAB, 5.654%, 4/15/2049	2,566,624
7,611,000		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	7,627,380
2,830,000	[4,5]	Wells Fargo Commercial Mortgage Trust, Class A1, 3.349%, 10/17/2057	2,884,831
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $37,458,500)	38,155,241
		FDIC-Guaranteed Debt – 4.5%
12,000,000		Citibank NA, New York, 1.375%, 8/10/2011	12,100,967
2,900,000		Citibank NA, New York, 1.500%, 7/12/2011	2,922,625
5,000,000		General Electric Capital Corp., 3.000%, 12/9/2011	5,145,344
		TOTAL FDIC-GUARANTEED DEBT (IDENTIFIED COST $20,032,410)	20,168,936
		Repurchase Agreements – 8.2%
17,112,000	[3]	Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915.	17,112,000
5,361,000	[6]	Interest in $35,269,000 joint repurchase agreement 0.19%, dated 11/10/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $35,275,143 on 12/13/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 8/1/2038 and the market value of that underlying security was $35,978,367.	5,361,000
14,139,000		Interest in $5,635,000,000 joint repurchase agreement 0.25%, dated 11/30/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,635,039,132 on 12/1/2010. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/1/2038 and the market value of those underlying securities was $5,747,739,915 (purchased with proceeds from securities lending collateral).	14,139,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	36,612,000
		TOTAL INVESTMENTS — 112.0% (IDENTIFIED COST $480,758,076)[7]	502,025,517
		OTHER ASSETS AND LIABILITIES - NET — (12.0)%[8]	(53,685,360)
		TOTAL NET ASSETS — 100%	$448,340,157
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of November 30, 2010, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$13,891,272	$14,139,000
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $13,914,871, which represented 3.1% of total net assets.
5	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2010, these liquid restricted securities amounted to $13,914,871, which represented 3.1% of total net assets.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At November 30, 2010, the cost of investments for federal tax purposes was $481,647,077. The net unrealized appreciation of investments for federal tax purposes was $20,378,440. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,421,625 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,043,185.
8	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of dollar-roll transactions, as well as loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in short-term securities such as repurchase agreements or money market mutual funds.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2010, all investments in the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Government Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011